                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07644
                                                     ---------

                       Gabelli Capital Series Funds, Inc.
         --------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
              ----------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
              ----------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                           ---------------

                   Date of fiscal year end: December 31, 2004
                                            ------------------

                     Date of reporting period: June 30, 2004
                                               -------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

/ /   GABELLI CAPITAL ASSET FUND                               SEMIANNUAL REPORT
                                                               TO CONTRACTOWNERS

--------------------------------------------------------------------------------


[PHOTO]
Mario J. Gabelli, C.F.A.
Portfolio Manager

OBJECTIVE:
Growth of capital. Current income is a secondary objective

PORTFOLIO:
At least 80% common stocks and securities convertible into common stocks

INCEPTION:
May 1, 1995

NET ASSETS AT
JUNE 30, 2004:
$224,095,376

TOP TEN HOLDINGS (AS OF 6/30/04)


                                                      PERCENTAGE OF
 COMPANY                                              TOTAL MARKET VALUE
 AT&T Wireless Services Inc.                                 2.30%
 American Express Co.                                        2.18
 The MONY Group Inc.                                         1.95
 Liberty Media Corp., Cl. A                                  1.60
 Time Warner Inc.                                            1.57
 Honeywell International Inc.                                1.55
 Dana Corp.                                                  1.53
 Archer-Daniels-Midland Co.                                  1.50
 Walt Disney Co.                                             1.48
 Dreyer's Grand Ice Cream Holdings Inc.                      1.41

SECTOR WEIGHTINGS (AS OF 6/30/04)

Food and Beverage                                                                 9.9
Entertainment                                                                     9.0
Publishing                                                                        7.0
Financial Services                                                                6.6
Energy and Utilities                                                              5.6
Automotive Parts and Accessories                                                  5.6
Equipment and Supplies                                                            5.3
Wireless Communications                                                           5.0
Diversified Industrial                                                            4.4
Broadcasting                                                                      4.3
Other                                                                            37.3

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED 6/30/04)

                               YEAR       1       3       5     10    SINCE INCEPTION
                              TO DATE    YR      YRS     YRS    YRS      5/1/1995
 Gabelli Capital Asset Fund    5.35%    25.66%   5.26%   6.87%  --         12.88%
 S&P 500 Index                 3.44%    19.11%  -0.69%  -2.20%  --         10.90%

--------------------------------------------------------------------------------

ABOUT INFORMATION CONTAINED IN THIS REPORT:

  - ALL PERFORMANCE DATA QUOTED IS HISTORICAL AND THE RESULTS REPRESENT PAST PERFORMANCE AND NEITHER GUARANTEE NOR PREDICT FUTURE INVESTMENT RESULTS. To obtain performance data current to the most recent month (availability within 7 business days of the most recent month end), please call us at 1-800-221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor's shares, when redeemed may be worth more or less than the original cost.

  - It is important to consider the Fund's investment objectives, risks, fees and expenses carefully before investing. All funds involve some risk, including possible loss of principal amount invested.

  - The S&P 500 Index is an unmanaged index of 500 primarily large cap U.S. stocks that is generally considered to be representative of U.S. stock market activity. Index returns are provided for comparative purposes. Please note that the index is unmanaged and not available for direct investment and its returns do not reflect the fees and expenses that have been deducted from the Fund.

  - Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of the variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contractowner may pay on distributions or redemption of units. Please refer to the Financial Statements, accompanying Notes to Financial Statements, and Financial Highlights sections of this report for specific information about the fees and expenses borne by the Fund.
--------------------------------------------------------------------------------

/ /  The Gabelli Capital Asset Fund

PORTFOLIO OF INVESTMENTS

June 30, 2004 (Unaudited)



COMMON STOCKS -- 97.5%
                                                              Market
Shares                                           Cost          Value
--------------------------------------------------------------------
AEROSPACE -- 0.4%
    70,000   Titan Corp.+                $  1,418,560   $    908,600
--------------------------------------------------------------------
AGRICULTURE -- 1.5%
   200,000   Archer-Daniels-Midland Co.     2,340,953      3,356,000
--------------------------------------------------------------------
AUTOMOTIVE: PARTS AND ACCESSORIES -- 5.6%
    12,000   BorgWarner Inc.                  301,675        525,240
    29,000   CLARCOR Inc.                     548,692      1,328,200
   175,000   Dana Corp.                     2,434,557      3,430,000
    90,000   GenCorp Inc.                     854,121      1,205,100
    39,400   Modine Manufacturing Co.         975,809      1,254,890
    35,000   Navistar International
              Corp.+                          684,040      1,356,600
    72,000   Scheib (Earl) Inc.+              440,221        228,960
    60,000   Standard Motor Products
              Inc.                            976,678        883,800
    35,000   Tenneco Automotive Inc.+         251,453        463,050
    34,300   TransPro Inc.+                   216,824        197,568
    86,500   TRW Automotive Holdings
              Corp.+                        2,271,084      1,630,525
                                         ------------   ------------
                                            9,955,154     12,503,933
--------------------------------------------------------------------
AVIATION: PARTS AND SERVICES -- 2.7%
    15,000   Aviall Inc.+                     205,145        285,150
     2,000   Barnes Group Inc.                 24,725         57,960
    28,000   Curtiss-Wright Corp., Cl.
              B                               758,387      1,505,560
   120,000   Fairchild Corp., Cl. A+          767,216        513,600
    55,000   Kaman Corp., Cl. A               714,309        769,450
     5,000   Moog Inc., Cl. A+                 48,531        185,550
    18,000   Precision Castparts Corp.        792,141        984,420
    30,000   Sequa Corp., Cl. A+            1,048,824      1,754,100
                                         ------------   ------------
                                            4,359,278      6,055,790
--------------------------------------------------------------------
BROADCASTING -- 4.3%
    43,000   Fisher Communications
              Inc.+                         2,490,546      2,164,190
   130,000   Granite Broadcasting
              Corp.+                          811,711         91,000
   210,000   Gray Television Inc.           2,171,502      2,916,900
    50,000   Liberty Corp.                  2,401,567      2,347,500
    30,000   Lin TV Corp., Cl. A+             663,179        636,000
    40,000   Paxson Communications
              Corp.+                          268,567        130,000
    85,000   Sinclair Broadcast Group
              Inc., Cl. A                   1,033,133        872,950
    32,500   Young Broadcasting Inc.,
              Cl. A+                          682,460        427,375
                                         ------------   ------------
                                           10,522,665      9,585,915
--------------------------------------------------------------------
BUSINESS SERVICES -- 0.7%
    20,000   Cendant Corp.                    305,380        489,600
    75,000   Nashua Corp.+                    655,069        726,750
    21,000   Paxar Corp.+                     344,948        409,920
                                         ------------   ------------
                                            1,305,397      1,626,270
--------------------------------------------------------------------
CABLE AND SATELLITE -- 2.5%
     5,000   Adelphia Communications
              Corp., Cl. A+                     5,250          2,500
   115,000   Cablevision Systems Corp.,
              Cl. A+                          890,169      2,259,750
    85,000   DIRECTV Group Inc.+            1,327,422      1,453,500
    17,500   Liberty Media
              International Inc., Cl.
              A+                              306,376        649,250
    20,000   PanAmSat Corp.+                  463,079        464,400
    96,139   UnitedGlobalCom Inc., Cl.
              A+                              470,126        697,969
                                         ------------   ------------
                                            3,462,422      5,527,369
--------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 3.3%
    35,000   Agere Systems Inc., Cl. B+        71,120         75,250
   180,000   Corning Inc.+                  1,301,254      2,350,800
   115,000   Lucent Technologies Inc.+        455,420        434,700
    60,000   Motorola Inc.                    628,200      1,095,000
   150,000   Nortel Networks Corp.+           679,050        748,500
   100,000   Thomas & Betts Corp.           1,903,118      2,723,000
                                         ------------   ------------
                                            5,038,162      7,427,250
--------------------------------------------------------------------

--------------------------------------------------------------------
                                                              Market
Shares                                           Cost          Value
--------------------------------------------------------------------
COMPUTER SOFTWARE AND SERVICES -- 0.4%
    60,000   MarketWatch.com Inc.+       $    655,237   $    703,800
    90,000   Xanser Corp.+                    260,277        221,400
                                         ------------   ------------
                                              915,514        925,200
--------------------------------------------------------------------
CONSUMER PRODUCTS -- 2.5%
    13,500   Alberto-Culver Co.               427,626        676,890
    25,000   Gallaher Group plc, ADR          599,663      1,210,000
    30,600   National Presto Industries
              Inc.                          1,043,907      1,261,638
    15,000   Pactiv Corp.+                    152,305        374,100
    24,000   Procter & Gamble Co.             884,682      1,306,560
    20,000   Revlon Inc., Cl. A+               63,800         59,000
    10,000   Sony Corp., ADR                  317,134        380,500
    60,000   Weider Nutrition
              International Inc.+             149,346        281,400
                                         ------------   ------------
                                            3,638,463      5,550,088
--------------------------------------------------------------------
CONSUMER SERVICES -- 1.5%
    20,000   InterActiveCorp.+                154,375        602,800
   115,000   Rollins Inc.                   1,335,295      2,646,150
                                         ------------   ------------
                                            1,489,670      3,248,950
--------------------------------------------------------------------
DIVERSIFIED INDUSTRIAL -- 4.4%
    45,000   Ampco-Pittsburgh Corp.           686,638        578,700
    34,000   Baldor Electric Co.              732,279        793,900
    25,000   Cooper Industries Ltd.,
              Cl. A                         1,061,464      1,485,250
    30,000   Crane Co.                        623,766        941,700
    16,000   Greif Inc., Cl. A                427,317        676,000
    13,500   Harbor Global Co. Ltd.+           31,716        128,250
    95,000   Honeywell International
              Inc.                          2,760,204      3,479,850
     4,000   ITT Industries Inc.              307,068        332,000
    73,600   Katy Industries Inc.+            968,000        359,904
    75,000   Myers Industries Inc.            709,224      1,057,500
                                         ------------   ------------
                                            8,307,676      9,833,054
--------------------------------------------------------------------
ELECTRONICS -- 0.8%
    75,000   Texas Instruments Inc.         1,787,940      1,813,500
--------------------------------------------------------------------
ENERGY AND UTILITIES -- 5.6%
   110,000   Allegheny Energy Inc.+         1,064,570      1,695,100
   210,000   Aquila Inc.+                     830,633        747,600
    50,000   CMS Energy Corp.+                356,085        456,500
    15,000   ConocoPhillips                   860,027      1,144,350
     6,000   Devon Energy Corp.               287,172        396,000
    50,000   Duquesne Light Holdings
              Inc.                            712,516        965,500
    90,000   El Paso Corp.                    749,720        709,200
   110,000   El Paso Electric Co.+            988,418      1,698,400
    20,000   Exxon Mobil Corp.                742,221        888,200
     4,666   Florida Public Utilities
              Co.                              55,292         84,408
    15,000   Kerr-McGee Corp.                 803,121        806,550
    20,000   Mirant Corp.+                      6,600          7,180
    60,000   Northeast Utilities            1,151,948      1,168,200
    20,000   NSTAR                            903,303        957,600
    17,000   Progress Energy Inc., CVO+         7,800          6,120
     6,000   RPC Inc.                          77,573         94,740
    32,000   Southwest Gas Corp.              781,595        772,160
                                         ------------   ------------
                                           10,378,594     12,597,808
--------------------------------------------------------------------
ENTERTAINMENT -- 9.0%
    40,000   Dover Motorsports Inc.           242,659        160,000
    95,000   Fox Entertainment Group
              Inc., Cl. A+                  2,532,919      2,536,500
     6,000   GC Companies Inc.+                12,120          3,300
   152,000   Gemstar-TV Guide
              International Inc.+             903,565        729,600
    50,000   Grupo Televisa SA, ADR         1,875,287      2,263,500
   400,000   Liberty Media Corp., Cl.
              A+                            1,966,838      3,596,000

--------------------------------------------------------------------------------
                                 See accompanying notes to financial statements.

/ /  The Gabelli Capital Asset Fund

June 30, 2004 (Unaudited)


--------------------------------------------------------------------
                                                              Market
Shares                                           Cost          Value
--------------------------------------------------------------------
    30,000   Metro-Goldwyn-Mayer Inc.+   $    237,960   $    363,000
   130,000   The Walt Disney Co.            2,749,409      3,313,700
   200,000   Time Warner Inc.+              3,362,397      3,516,000
    50,000   Topps Co. Inc.                   460,778        485,000
    60,000   Viacom Inc., Cl. A             1,326,428      2,181,000
    35,000   Vivendi Universal SA, ADR+       629,079        976,500
    10,000   World Wrestling
              Entertainment Inc.               90,425        127,500
                                         ------------   ------------
                                           16,389,864     20,251,600
--------------------------------------------------------------------
ENVIRONMENTAL SERVICES -- 1.8%
   100,000   Allied Waste Industries
              Inc.+                           999,912      1,318,000
    12,000   Catalytica Energy Systems
              Inc.+                            71,187         34,080
    90,000   Waste Management Inc.          2,148,929      2,758,500
                                         ------------   ------------
                                            3,220,028      4,110,580
--------------------------------------------------------------------
EQUIPMENT AND SUPPLIES -- 5.3%
    55,000   AMETEK Inc.                      546,613      1,699,500
    40,000   Baldwin Technology Co.
              Inc., Cl. A+                     63,576        143,200
    33,000   Belden Inc.                      455,910        707,190
     5,000   C&D Technologies Inc.             91,700         89,150
    40,000   Capstone Turbine Corp.+           70,880         87,056
     7,000   CIRCOR International Inc.         73,502        142,730
   120,000   CTS Corp.                      1,328,746      1,447,200
    16,000   Cuno Inc.+                       315,437        853,600
    21,000   Eastern Co.                      326,937        350,700
   225,000   Fedders Corp.                  1,120,992        978,750
    35,000   Flowserve Corp.+                 495,714        872,900
    38,000   Franklin Electric Co. Inc.       335,516      1,434,880
    50,000   GrafTech International
              Ltd.+                           572,849        523,000
    30,000   IDEX Corp.                       498,310      1,030,500
     3,000   Imagistics International
              Inc.+                            60,106        106,200
   100,000   Interpump Group SpA              392,202        543,842
    35,000   Watts Water Technologies
              Inc., Cl. A                     480,304        943,250
                                         ------------   ------------
                                            7,229,294     11,953,648
--------------------------------------------------------------------
FINANCIAL SERVICES -- 6.6%
    95,000   American Express Co.           3,411,042      4,881,100
    42,400   Argonaut Group Inc.+             948,501        781,432
    20,000   Bank of New York Co. Inc.        646,337        589,600
    15,000   BKF Capital Group Inc.           388,458        435,750
    25,000   Charter One Financial Inc.     1,098,785      1,104,750
    13,000   Deutsche Bank AG, ADR            797,893      1,028,430
   165,500   J Net Enterprises Inc.+          555,391        496,500
    25,000   KeyCorp                          706,750        747,250
    15,000   Midland Co.                      115,383        444,750
   140,000   MONY Group Inc.                4,477,072      4,382,000
                                         ------------   ------------
                                           13,145,612     14,891,562
--------------------------------------------------------------------
FOOD AND BEVERAGE -- 9.9%
    10,000   Allied Domecq plc, ADR           204,522        346,900
    20,000   Brown-Forman Corp., Cl. A        477,226        961,000
    30,000   Campbell Soup Co.                794,901        806,400
    45,000   Coca-Cola Co.                  2,193,554      2,271,600
    33,000   Corn Products
              International Inc.              826,588      1,536,150
   140,000   Del Monte Foods Co.+           1,402,956      1,422,400
    51,000   Diageo plc, ADR                1,956,306      2,792,250
    40,000   Dreyer's Grand Ice Cream
              Holdings Inc., Cl. A          3,112,329      3,163,600
    35,000   General Mills Inc.             1,601,800      1,663,550
    70,000   Heinz (H.J.) Co.               2,562,477      2,744,000
    15,000   Kellogg Co.                      401,907        627,750
    70,000   PepsiAmericas Inc.               952,139      1,486,800
    20,600   Tootsie Roll Industries
              Inc.                            324,957        669,500
    27,000   Wrigley (Wm.) Jr. Co.          1,515,875      1,702,350
                                         ------------   ------------
                                           18,327,537     22,194,250
--------------------------------------------------------------------

--------------------------------------------------------------------
                                                              Market
Shares                                           Cost          Value
--------------------------------------------------------------------
HEALTH CARE -- 3.4%
     6,000   Chemed Corp.                $    313,425   $    291,000
     6,000   DENTSPLY International
              Inc.                            262,620        312,600
     7,000   Henry Schein Inc.+               392,702        441,980
    25,000   INAMED Corp.+                  1,107,048      1,571,250
     4,000   Invitrogen Corp.+                167,555        287,960
    13,000   IVAX Corp.+                      146,900        311,870
    20,000   Johnson & Johnson              1,001,080      1,114,000
    25,000   Merck & Co. Inc.               1,115,815      1,187,500
     2,000   Patterson Dental Co.+             88,120        152,980
    60,000   Pfizer Inc.                    2,002,564      2,056,800
    60,000   TL Administration Corp.+         144,933          1,560
                                         ------------   ------------
                                            6,742,762      7,729,500
--------------------------------------------------------------------
HOTELS AND GAMING -- 3.9%
    55,000   Aztar Corp.+                     368,807      1,540,000
    77,000   Boca Resorts Inc., Cl. A+        996,210      1,526,140
    27,000   Dover Downs Gaming &
              Entertainment Inc.              309,456        303,750
    60,000   Gaylord Entertainment Co.+     1,668,992      1,883,400
   100,000   Hilton Hotels Corp.              984,540      1,866,000
     5,000   Mandalay Resort Group            338,720        343,200
    25,000   MGM Mirage+                    1,132,991      1,173,500
                                         ------------   ------------
                                            5,799,716      8,635,990
--------------------------------------------------------------------
MACHINERY -- 1.6%
    65,000   AGCO Corp.+                    1,238,821      1,324,050
    10,000   CNH Global NV                    192,150        206,400
    28,000   Deere & Co.                    1,981,861      1,963,920
                                         ------------   ------------
                                            3,412,832      3,494,370
--------------------------------------------------------------------
MANUFACTURED HOUSING AND RECREATIONAL VEHICLES -- 0.8%
   150,000   Champion Enterprises Inc.+     1,554,777      1,377,000
     8,000   Skyline Corp.                    315,650        325,200
                                         ------------   ------------
                                            1,870,427      1,702,200
--------------------------------------------------------------------
METALS AND MINING -- 0.3%
     8,000   Compania de Minas
              Buenaventura SA, ADR            161,850        176,800
    12,000   Newmont Mining Corp.             519,040        465,120
                                         ------------   ------------
                                              680,890        641,920
--------------------------------------------------------------------
PUBLISHING -- 5.9%
    15,000   Journal Communications
              Inc., Cl. A                     274,850        282,450
    10,000   Knight-Ridder Inc.               671,664        720,000
    10,000   Lee Enterprises Inc.             289,859        480,100
    22,000   McClatchy Co., Cl. A             637,731      1,543,300
    13,000   Media General Inc., Cl. A        837,479        834,860
     8,000   Meredith Corp.                   171,362        439,680
    50,000   New York Times Co., Cl. A      2,315,800      2,235,500
   130,000   Penton Media Inc.+               114,339         53,300
   400,000   PRIMEDIA Inc.+                 1,541,117      1,112,000
    34,000   Pulitzer Inc.                  1,304,224      1,662,600
    60,000   Reader's Digest
              Association Inc.                951,952        959,400
     5,000   Scripps (E.W.) Co., Cl. A        377,750        525,000
    57,000   Thomas Nelson Inc.               655,681      1,296,180
    25,000   Tribune Co.                    1,257,167      1,138,500
                                         ------------   ------------
                                           11,400,975     13,282,870
--------------------------------------------------------------------
REAL ESTATE -- 0.5%
    47,000   Griffin Land & Nurseries
              Inc.+                           659,368      1,194,740
--------------------------------------------------------------------
RETAIL -- 0.9%
    22,500   Aaron Rents Inc., Cl. A          281,332        680,175
    12,000   Ingles Markets Inc., Cl. A       150,950        134,040
    20,000   Neiman Marcus Group Inc.,
              Cl. A                           629,298      1,113,000
                                         ------------   ------------
                                            1,061,580      1,927,215
--------------------------------------------------------------------

--------------------------------------------------------------------------------
See accompanying notes to financial statements.

/ /  The Gabelli Capital Asset Fund

June 30, 2004 (Unaudited)


--------------------------------------------------------------------
                                                              Market
Shares                                           Cost          Value
--------------------------------------------------------------------
SPECIALTY CHEMICALS -- 2.8%
    40,000   Ferro Corp.                 $    813,581   $  1,067,200
    15,000   Great Lakes Chemical Corp.       363,574        405,900
     2,000   Hawkins Inc.                      15,000         23,960
    95,000   Hercules Inc.+                 1,226,065      1,158,050
    20,000   MacDermid Inc.                   287,919        677,000
    11,200   Material Sciences Corp.+         100,389        119,280
   140,000   Omnova Solutions Inc.+           894,446        854,000
     5,000   Quaker Chemical Corp.             87,062        138,100
    85,000   Sensient Technologies
              Corp.                         1,634,671      1,825,800
                                         ------------   ------------
                                            5,422,707      6,269,290
--------------------------------------------------------------------
TELECOMMUNICATIONS -- 3.6%
    35,000   AT&T Corp.                     1,131,683        512,050
    30,000   CenturyTel Inc.                  822,178        901,200
   340,000   Cincinnati Bell Inc.+          2,486,714      1,509,600
   120,000   Citizens Communications
              Co.+                          1,453,389      1,452,000
   350,000   Qwest Communications
              International Inc.+           1,308,840      1,256,500
    15,000   SBC Communications Inc.          412,665        363,750
   120,000   Sprint Corp.                   1,819,156      2,112,000
                                         ------------   ------------
                                            9,434,625      8,107,100
--------------------------------------------------------------------
WIRELESS COMMUNICATIONS -- 5.0%
   360,000   AT&T Wireless Services
              Inc.+                         4,061,162      5,155,200
    30,000   Leap Wireless
              International Inc.+               8,400            540
    95,000   mm02 plc, ADR+                 1,041,228      1,596,000
    26,250   Price Communications
              Corp.+                          343,362        387,450
     7,500   Rogers Wireless
              Communications Inc., Cl.
              B+                               86,303        202,875
     6,000   Telephone & Data Systems
              Inc.                            251,190        427,200
    30,900   United States Cellular
              Corp.+                          976,917      1,191,195
    94,000   UNOVA Inc.+                    1,746,946      1,903,500
    10,000   Western Wireless Corp.,
              Cl. A+                           30,000        289,100
                                         ------------   ------------
                                            8,545,508     11,153,060
--------------------------------------------------------------------
             TOTAL COMMON STOCKS          178,264,173    218,499,622
--------------------------------------------------------------------
PREFERRED STOCKS -- 1.1%
                                                              Market
Shares                                           Cost          Value
--------------------------------------------------------------------
PUBLISHING -- 1.1%
    75,747   News Corp. Ltd., Pfd., ADR  $  2,473,043   $  2,490,561
--------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS -- 1.5%
Principal                                                     Market
Amount                                           Cost          Value
--------------------------------------------------------------------
$3,336,000   U.S. Treasury Bills,
              0.960% to 1.297%++,
              07/08/04 to 10/14/04       $  3,332,045   $  3,332,024
--------------------------------------------------------------------
TOTAL INVESTMENTS -- 100.1%              $184,069,261    224,322,207
OTHER ASSETS AND LIABILITIES (NET) -- (0.1)%                (226,831)
--------------------------------------------------------------------
NET ASSETS -- 100.0%                                    $224,095,376
--------------------------------------------------------------------
For Federal tax purposes:
Aggregate cost                                          $184,069,261
                                                        ------------
Gross unrealized appreciation                           $ 48,400,964
Gross unrealized depreciation                             (8,148,018)
                                                        ------------
Net unrealized appreciation/(depreciation)              $ 40,252,946
                                                        ============
--------------------------------------------------------------------

+  Non-income producing security.

++ Represents annualized yield at date of purchase.

GLOSSARY OF TERMS:
    ADR -- American Depository Receipt.
    CVO -- Contingent Value Obligation.

--------------------------------------------------------------------------------
                                 See accompanying notes to financial statements.

/ /  Gabelli Capital Asset Fund

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2004 (Unaudited)
------------------------------------------------------------

ASSETS:
  Investments, at value (Cost $184,069,261)      $224,322,207
  Cash                                                  1,015
  Dividends receivable                                175,517
  Other assets                                          4,648
                                                 ------------
    TOTAL ASSETS                                  224,503,387
                                                 ------------

LIABILITIES:
  Payable for investments purchased                   174,850
  Payable for investment advisory fees                181,520
  Other accrued expenses                               51,641
                                                 ------------
    TOTAL LIABILITIES                                 408,011
                                                 ------------
    NET ASSETS applicable to 12,938,972 shares
      outstanding                                $224,095,376
                                                 ============

NET ASSETS CONSIST OF:
  Capital stock, at par value                    $     12,939
  Additional paid-in capital                      182,185,018
  Accumulated net investment income                   284,259
  Accumulated net realized gain on investments      1,360,214
  Net unrealized appreciation on investments       40,252,946
                                                 ------------
    TOTAL NET ASSETS                             $224,095,376
                                                 ============
    NET ASSET VALUE, offering and redemption
      price per share ($224,095,376 /
      12,938,972 shares outstanding;
      500,000,000 shares authorized of $0.001
      par value)                                 $      17.32
                                                 ============


STATEMENT OF OPERATIONS

For the Six Months Ended
June 30, 2004 (Unaudited)
------------------------------------------------------------

INVESTMENT INCOME:
  Dividends (net of foreign taxes of $7,523)      $ 1,457,118
  Interest                                             31,131
                                                  -----------
    Total Investment Income                         1,488,249
                                                  -----------

  EXPENSES:
    Management fees                                 1,105,363
    Custodian fees                                     29,299
    Legal and audit fees                               21,108
    Directors' fees                                    12,179
    Shareholder services fees                           5,574
    Miscellaneous expenses                             30,467
                                                  -----------
      Total Expenses                                1,203,990
                                                  -----------
  NET INVESTMENT INCOME                               284,259
                                                  -----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
    Net realized gain on investments                6,275,856
    Net change in unrealized appreciation on
      investments                                   4,693,914
                                                  -----------
  NET REALIZED AND UNREALIZED GAIN ON
    INVESTMENTS                                    10,969,770
                                                  -----------
    NET INCREASE IN NET ASSETS RESULTING FROM
      OPERATIONS                                  $11,254,029
                                                  ===========

--------------------------------------------------------------------------------
See accompanying notes to financial statements.

/ /  Gabelli Capital Asset Fund

STATEMENT OF CHANGES IN NET ASSETS

                                                                        SIX MONTHS ENDED               YEAR ENDED
                                                                         JUNE 30, 2004              DECEMBER 31, 2003
                                                                          (UNAUDITED)                   (AUDITED)
                                                                        ----------------            -----------------
OPERATIONS:
  Net investment income                                                   $    284,259                $    221,319
  Net realized gain on investments                                           6,275,856                   1,712,646
  Net change in unrealized appreciation on investments                       4,693,914                  51,807,823
                                                                          ------------                ------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                    11,254,029                  53,741,788
                                                                          ------------                ------------

DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income                                                             --                    (217,324)
  Net realized gain on investments                                                  --                    (191,297)
                                                                          ------------                ------------
    TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                             --                    (408,621)
                                                                          ------------                ------------

CAPITAL SHARE TRANSACTIONS:
    Net increase/(decrease) in net assets from capital share
      transactions                                                          (1,638,647)                  2,316,212
                                                                          ------------                ------------
  NET INCREASE IN NET ASSETS                                                 9,615,382                  55,649,379

NET ASSETS:
Beginning of period                                                        214,479,994                 158,830,615
                                                                          ------------                ------------
End of period (including undistributed net investment income
  of $284,259 and $0, respectively)                                       $224,095,376                $214,479,994
                                                                          ============                ============

--------------------------------------------------------------------------------
                                 See accompanying notes to financial statements.

/ /  Gabelli Capital Asset Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2004 (Unaudited)


1.  ORGANIZATION

     The Gabelli Capital Asset Fund (the "Fund") is a series of Gabelli Capital Series Funds, Inc. (the "Company") which was organized on April 8, 1993 as a Maryland corporation. The Company is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's primary objective is growth of capital. The Fund commenced investment operations on May 1, 1995. Shares of the Fund are available to the public only through the purchase of certain variable annuity and variable life insurance contracts issued by The Guardian Insurance & Annuity Company, Inc. ("Guardian") and other selected insurance companies.

2.  SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

     Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

     Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board. Debt instruments that are not credit impaired with remaining maturities of 60 days or less are valued at amortized cost, unless the Board determines such does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the official closing settlement price of the exchange or board of trade on which the applicable contract is traded.

     Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

Securities Transactions and Investment Income

     Securities transactions are accounted for on the trade date with realized gain or loss on the sale of investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

Dividends and Distributions to Shareholders

     Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and long term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

     For the year ended December 31, 2003, reclassifications were made to decrease accumulated net investment income for $3,995, with an offsetting adjustment to accumulated net realized loss on investments.

/ /  Gabelli Capital Asset Fund

June 30, 2004 (Unaudited)


     The tax character of distributions paid during the fiscal year ended December 31, 2003 was as follows:

                                        YEAR ENDED
                                       DECEMBER 31,
                                           2003
                                       ------------
Distributions paid from:
Ordinary income (inclusive of short
  term capital gains)                    $207,052
Net long term capital gains               201,569
                                         --------
Total Taxable Distributions:             $408,621
                                         ========

Provision for Income Taxes

     The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the Fund's policy to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

     As of December 31, 2003, the components of accumulated earnings/(losses) on a tax basis were as follows:

Accumulated net gain on investments    $   202,233
Net unrealized appreciation             30,441,157
                                       -----------
Total accumulated earnings             $30,643,390
                                       ===========

     The difference between book basis and tax basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales. For the year ended December 31, 2003, the Fund deducted net capital loss carryovers from prior years against its current year capital gains in the amount of $3,125,346.

3.  AGREEMENTS WITH AFFILIATED PARTIES

     Pursuant to a management agreement (the "Management Agreement"), the Fund will pay Guardian Investor Services Corporation (the "Manager") a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of the Fund's average daily net assets. Pursuant to an Investment Advisory Agreement among the Fund, the Manager and the Adviser, the Adviser, under the supervision of the Company's Board of Directors and the Manager, manages the Fund's assets in accordance with the Fund's investment objectives and policies, makes investment decisions for the Fund, places purchase and sale orders on behalf of the Fund, provides investment research and provides facilities and personnel required for the Fund's administrative needs. The Adviser may delegate its administrative role and currently has done so to PFPC Inc., the Fund's sub-administrator (the "Sub-Administrator"). The Adviser will supervise the performance of administrative and professional services provided by others and pays the compensation of the Sub-Administrator and all officers and Directors of the Company who are its affiliates. As compensation for its services and the related expenses borne by the Adviser, the Manager pays the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.75% of the value of the Fund's average daily net assets.

4.  PORTFOLIO SECURITIES

     Purchases and proceeds from the sales of securities for the six months ended June 30, 2004, other than short term securities, aggregated $54,971,642 and $43,736,991, respectively.

5.  TRANSACTIONS WITH AFFILIATES

     During the six months ended June 30, 2004, the Fund paid brokerage commissions of $137,981 to Gabelli & Company, Inc. and its affiliates.

     The cost of calculating the Fund's net asset value per share is a Fund expense pursuant to the Investment Advisory Agreement between the Fund and the Adviser. During the six months ended June 30, 2004, the Fund reimbursed the Adviser $17,400 in connection with the cost of computing the Fund's net asset value, which is included in miscellaneous expenses in the Statement of Operations.

6.  LINE OF CREDIT

     The Fund has access to an unsecured line of credit up to $25,000,000 from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the Federal Funds rate on outstanding balances. There were no borrowings during the six months ended June 30, 2004.

/ /  Gabelli Capital Asset Fund

June 30, 2004 (Unaudited)


7.  CAPITAL STOCK TRANSACTIONS

     Transactions in shares of capital stock were as follows:

                                           SIX MONTHS ENDED              YEAR ENDED
                                             JUNE 30, 2004            DECEMBER 31, 2003
                                        -----------------------   -------------------------
                                         SHARES       AMOUNT        SHARES        AMOUNT
                                        --------   ------------   ----------   ------------
Shares sold                              866,454   $ 14,788,900    1,931,106   $ 27,715,553
Shares issued upon reinvestment of
  dividends and distributions                 --             --       24,795        408,621
Shares redeemed                         (971,025)   (16,427,547)  (1,972,341)   (25,807,962)
                                        --------   ------------   ----------   ------------
Net increase (decrease)                 (104,571)  $ (1,638,647)     (16,440)  $  2,316,212
                                        ========   ============   ==========   ============

8.  INDEMNIFICATIONS

     The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

  A description of the Fund's proxy voting policies and procedures is available (i) without charge, upon request, by calling 800-GABELLI (800-422-3554); (ii) by writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) on the Securities and Exchange Commission's website at www.sec.gov.

/ /  Gabelli Capital Asset Fund

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS
INDICATED:

                                               SIX MONTHS ENDED            YEAR ENDED DECEMBER 31, (AUDITED)
                                                JUNE 30, 2004     ----------------------------------------------------
                                                 (UNAUDITED)        2003       2002       2001       2000       1999
                                               -----------------------------------------------------------------------
OPERATING PERFORMANCE:
  Net asset value, beginning of period.......      $  16.44       $  12.16   $  14.23   $  14.71   $  17.48   $  16.20
                                                   --------       --------   --------   --------   --------   --------
  Net investment income......................          0.02           0.02       0.03       0.07       0.04       0.02
  Net realized and unrealized gain/(loss) on
    investments..............................          0.86           4.29      (2.07)      0.31       0.87       3.15
                                                   --------       --------   --------   --------   --------   --------
  Total from investment operations...........          0.88           4.31      (2.04)      0.38       0.91       3.17
                                                   --------       --------   --------   --------   --------   --------

DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income......................            --          (0.02)     (0.03)     (0.08)     (0.04)     (0.02)
  Net realized gain on investments...........            --          (0.01)     (0.00)(b)    (0.78)    (3.64)    (1.87)
                                                   --------       --------   --------   --------   --------   --------
  Total distributions........................            --          (0.03)     (0.03)     (0.86)     (3.68)     (1.89)
                                                   --------       --------   --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD...............      $  17.32       $  16.44   $  12.16   $  14.23   $  14.71   $  17.48
                                                   --------       --------   --------   --------   --------   --------
TOTAL RETURN+................................           5.4%          35.5%     (14.3)%      2.6%       5.6%      19.8%
                                                   --------       --------   --------   --------   --------   --------

RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL
  DATA:
  Net assets, end of period (in 000's).......      $224,095       $214,480   $158,831   $193,150   $155,870   $176,086
  Ratio of net investment income to average
    net assets...............................          0.26%(c)       0.13%      0.20%      0.54%      0.18%      0.13%
  Ratio of operating expenses to average net
    assets...................................          1.09%(c)       1.11%      1.12%      1.09%      1.09%(a)     1.08%
  Portfolio turnover rate....................            20%            39%        19%        29%        64%        54%

+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends.

(a) The Fund incurred interest expense during the year ended December 31, 2000. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.08%.

(b) Amount represents less than $0.005 per share.

(c) Annualized.

--------------------------------------------------------------------------------
                                 See accompanying notes to financial statements.

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Directors has a Nominating Committee comprised of two "non-interested" (as such term is defined by the Investment Company Act of 1940, as amended) Directors, namely Anthony J. Colavita, and Werner J. Roeder. The Nominating Committee operates pursuant to a written charter. The Nominating Committee is responsible for identifying individuals believed to be qualified to become Board members in the event that a position is vacated or created. In accordance with procedures adopted by the Nominating Committee, the Nominating Committee will consider Director candidates recommended by shareholders. In considering candidates submitted by shareholders, the Nominating Committee will take into consideration the needs of the Board of Directors, the qualifications of the candidate and the interests of shareholders. The Nominating Committee may also take into consideration the number of shares held by the recommending shareholder and the length of time that such shares have been held. To have a candidate considered by the Nominating Committee, a shareholder must submit the recommendation in writing and must include the following information:

      - The name of the shareholder and evidence of the person's ownership of shares of the Company, including the number of shares owned and the length of time of ownership;

      - The name of the candidate, the candidate's resume or a listing of his or her qualifications to be a Director of the Company and the person's consent to be named as a Director if selected by the Nominating Committee and nominated by the Board of Directors; and

      - If requested by the Nominating Committee, a completed and signed directors questionnaire.

The shareholder recommendation and information described above must be sent to the Company's Secretary c/o Gabelli Funds, LLC, James E. McKee and must be received by the Secretary no less than 120 days prior to the anniversary date of the Company's most recent annual meeting of shareholders or, if the meeting has moved by more than 30 days, a reasonable amount of time before the meeting.

The Nominating Committee believes that the minimum qualifications for serving as a Director of the Company are that the individual demonstrate, by significant accomplishment in his or her field, an ability to make a meaningful contribution to the Board of Directors' oversight of the business and affairs of the Company and have an impeccable record and reputation for honest and ethical conduct in both his or her professional and personal activities. In addition, the Nominating Committee examines a candidate's specific experiences and skills, time availability in light of other commitments, potential conflicts of interest and independence from management and the Company. The Nominating Committee also seeks to have the Board of Directors represent a diversity of backgrounds and experience.

ITEM 10. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

      (a)(1)  Not applicable.

      (a)(2)  Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

      (a)(3)  Not applicable.

      (b)     Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Gabelli Capital Series Funds, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date                       August 27, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer and Principal Financial Officer

Date                       August 27, 2004
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.